Investments in Investee Entities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Investments In Subsidiaries Line Items
Balance of non-controlling interests	$ 306,797	$ 260,408
Current assets	1,095,849	707,945
Non-current assets	7,534,053	4,838,940
Current liabilities	1,629,205	592,040
Non-current liabilities	5,005,759	3,513,911
Revenues	488,596	377,935	$ 255,702
Profit (loss)	160,702	66,505	98,041
Profit attributed to non-controlling interests	28,598	22,296	27,117
Cash flows from operating activities	282,648	255,279	191,599
Cash flows from investing activities	(2,180,883)	(928,683)	(785,575)
Cash flows from financing activities	2,006,479	671,096	800,836
Total change in cash and cash equivalents	$ 108,244	$ (2,308)	$ 206,860
Co-Op (holding Lukovac and EWK) [Member]
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %		49.90%	49.90%
Balance of non-controlling interests		$ 31,772	$ 35,556
Current assets		13,992	26,611
Non-current assets		210,210	229,483
Current liabilities		19,057	20,632
Non-current liabilities		141,732	170,832
Revenues		49,663	49,211
Profit (loss)		20,328	19,946
Profit attributed to non-controlling interests		6,911	8,304
Cash flows from operating activities		36,062	29,451
Cash flows from investing activities		(3,075)	(130)
Cash flows from financing activities		(39,175)	(28,064)
Total change in cash and cash equivalents		$ (6,188)	$ 1,257
The Iberian Wind (holding Gecama) [Member]
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %		28.01%
Balance of non-controlling interests		$ 64,259
Current assets		39,219
Non-current assets		379,149
Current liabilities		21,920
Non-current liabilities		159,978
Revenues		65,832
Profit (loss)		26,357
Profit attributed to non-controlling interests		6,012
Cash flows from operating activities		41,946
Cash flows from investing activities		(5,792)
Cash flows from financing activities		(26,897)
Total change in cash and cash equivalents		$ 9,257